Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2018
Basis of Preparation
Basis of preparation

Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis, except for available-for-sale financial assets that were measured at fair value as discussed further below. The consolidated financial statements are presented in United States Dollars (“USD”), and all values are rounded to the nearest thousand (USD ‘000), except when otherwise indicated.

Basis of consolidation

Basis of consolidation

The consolidated financial statements comprise the financial statements of the Group as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016.

FP GmbH, Forward Pharma USA, LLC and Forward Pharma FA ApS have been consolidated for all periods presented herein. Operations has been consolidated since its inception on June 30, 2017. FWP IP was consolidated from its inception on June 30, 2017 through November 22, 2017 when the capital stock of FWP IP was sold to HoldCo.

The Parent’s consolidation of each subsidiary will continue until the date the Company no longer controls the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group balances and transactions are eliminated in consolidation.

Translation from functional currencies to presentation currency

Translation from functional currencies to presentation currency

The Parent’s consolidated financial statements are presented in USD which is not the functional currency of the Parent. The Group has elected USD as the presentation currency due to the fact that the Parent has listed ADSs on the Nasdaq Global Select Exchange in the United States, under the ticker symbol “FWP”. The Parent, Operations, FWP IP and Forward Pharma FA ApS’s functional currency is the DKK, FP GmbH’s functional currency is the Euro (“EUR”) and Forward Pharma USA, LLC’s functional currency is the USD.

Except for the specific income and expense transactions noted below, the translation to the presentation currency for entities with a functional currency different from the USD, their assets and liabilities are translated to USD using the closing rate as of the date of the statements of financial position while income and expense items for each statement presenting profit or loss and other comprehensive income are translated into USD at an average exchange rate for the period. Exchange differences arising from such translation are recognized directly in other comprehensive (loss) income and presented in a separate reserve in equity.

As a result of the magnitude of the Non-refundable Fee, the amounts due per the Amendment (as defined in Note 3.3), and the amount due Aditech Pharma AG (see Note 6.2) combined with the weakening of the USD compared to the DKK during the year ended December 31, 2017, the Parent used the spot rate to translate such transactions to the presentation currency (USD.) The spot rate was used to avoid the distortion of operating results that would have been caused had the average exchange rate been used. In addition, for the same reason, the average exchange rate for the three-month period ended March 31, 2017 was used to translate the income tax provision to the presentation currency.

Foreign currencies transactions and balances

Foreign currencies transactions and balances

The Company and each of its subsidiaries determine their respective functional currency based on facts and circumstances and the technical requirements of IFRS. Items included in the financial statements of each entity are measured using the functional currency. Transactions in foreign currencies are initially recorded by the Group entities in their respective functional currency using the spot rate at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate at each reporting date. Differences arising on settlement or translation of monetary items denominated in foreign currency are recognized in the statement of profit or loss. For each of the years ended December 31, 2018, 2017 and 2016, the amounts reflected as “Exchange rate gain (loss), net,” within the consolidated statement of profit and loss include gross exchange (losses) gains totaling ($227,000),  $9.0 million and ($1.9) million respectively.

Revenue recognition

Revenue recognition

The Group recognized the Non-refundable Fee in accordance with IFRS 15 Revenue from Contracts with Customers (“IFRS 15”).  IFRS 15 addresses the accounting and disclosure requirements for revenue contracts with customers. The mandatory effective date for adopting IFRS 15 was January 1, 2018; however, the Group elected to adopt IFRS 15 early on January 1, 2017. In accordance with IFRS 15, the Group recognizes revenue to reflect the transfer of goods or services to customers in an amount that reflects the consideration that the Group expects to receive in exchange for such goods or services.

Prior to entering to the License Agreement, the Group did not have revenue from contracts with customers that were within the scope of IFRS 15 and therefore the adoption of IFRS 15 had no effect on previously reported financial statements nor was an adjustment made to the Group’s accumulated deficit at January 1, 2017.

The only contract that the Group is party to that is within the scope of IFRS 15 is the License Agreement. In concluding when the Non-refundable Fee should be recognized as revenue, various judgments were made, including the identification of the Company’s performance obligations within the License Agreement and whether these performance obligations are distinct.  Management concluded that the performance obligations in the License Agreement were related to the right granted to Biogen to use the licensed IP both in the United States as well as in the rest of the world and concluded that these performance obligations were met at the time the License Agreement was consummated, as Biogen was granted full use of the licensed IP whether under a co-exclusive license or an exclusive license. At the time the License Agreement became effective, the Company was required (i) to fund the cost to file, prosecute and maintain the licensed IP as defined in the License Agreement, (ii) to participate in an intellectual property advisory committee and (iii) to provide the Annual Funding (collectively “Defense Costs” or “Defend the IP”). The period the Company is obligated to fund the Defense Costs is defined in the License Agreement and could include the period from the effective date of the License Agreement through the last to expire, or invalidation of, the licensed patents; however, the Company’s obligation to fund Defense Costs would be discontinued earlier if certain events, as defined in the License Agreement, occur. Management concluded that the Company’s obligation to Defend the IP does not represent a separate performance obligation as such activities are deemed to be costs to protect the value of the license granted to Biogen. Since Biogen received full unrestricted use of the licensed IP at the time the License Agreement was consummated and since the Company currently has no plans to nor is it obligated to further develop the underlying licensed IP, the License Agreement is deemed to provide Biogen with a right to use the licensed IP upon the consummation of the License Agreement. Based on the facts and circumstance discussed herein, the Non-refundable Fee was recognized as revenue when the performance obligations were satisfied.

Effective upon Biogen obtaining ownership of the United States IP, as discussed in Note 1.2, the Company is no longer required to fund Defense Costs associated with the United States IP.

The License Agreement provides for Biogen to remit to the Company royalties (as defined in Note 1.2) only if the Company is successful in the in the Interference Proceedings and/or Opposition Proceeding, including all appeals, and provided that other conditions of the License Agreement are satisfied. Should the Company be entitled to receive royalties from Biogen in the future, such amounts will be recognized as revenue in the period the underlying sales occur. As described above, the Federal Circuit’s final decision has ended the Interference Proceeding in favour of Biogen and as a result the Company will not receive royalties from Biogen based on Biogen’s future net sales in the United States. If the Company is unsuccessful in the Opposition Proceeding and any appeals therefrom, the Company would not be entitled to future royalties on Biogen’s net sales outside the United States.

Share-based payments

Share‑based payments

Employees, board members and consultants (who provide services similar to employees) of the Group receive remuneration in the form of equity settled awards whereby services are rendered as consideration for equity awards (warrants, deferred shares or options). The fair value of these equity‑settled awards is determined at the date of grant resulting in a fixed fair value at grant date that is not adjusted for future changes in the fair value of the equity awards that may occur over the service period. Fair value of warrants and options is determined using the Black Scholes model while fair value of deferred shares is determined as the fair value of the underlying shares less the present value of expected dividends.

Non‑employee consultants of the Group have received equity settled awards in the form of share options as remuneration for services. The fair value of these equity‑settled awards is measured at the time services are rendered using the Black Scholes model. Under this method, the fair value is determined each quarter over the service period until the award vests.

The Company has never granted cash settled awards. Generally, equity awards have a term of six years with none exceeding ten years from the date of grant. Equity awards generally vest over a three to five-year service period and certain equity awards vest contingently on the occurrence of defined events.

The cost of share‑based payments is recognized as an expense together with a corresponding increase in equity over the period in which the performance and/or service conditions are fulfilled. For equity instruments that are modified or replaced, the incremental value, if any, that results from the modification or replacement is recognized as an expense over the period in which performance and/or service conditions are fulfilled or immediately if there are no performance and/or service conditions to be fulfilled.

The fair value of equity‑settled awards is reported as compensation expense pro rata over the service period to the extent such awards are estimated to vest. No cost is recognized for awards that do not ultimately vest.

As discussed in more detail in Note 3.3, in order to mitigate the dilution to holders of warrants, deferred shares or options caused by the Capital Reduction, the Parent’s shareholders and board of directors approved adjustments to the terms and conditions governing certain warrants, deferred shares or options. The adjustments resulted in a combination of cash payments to the holders of the equity awards, reductions in the exercise prices of equity awards and a decrease in the total number of ordinary shares that may be subscribed for or purchased pursuant to outstanding equity awards.

Employee benefits

Employee benefits

Employee benefits are primarily made up of salaries, share‑based payments, Group-provided health insurance and Group contributions to a defined contribution retirement plan. The cost of these benefits is recognized as expenses as services are delivered. The Group’s contributions to the employee defined contribution retirement plan have not been material.

Operating Expenses in the Statement of Profit or Loss

Operating Expenses in the Statement of Profit or Loss

Research and development costs

Research and development costs primarily comprise salary and related expenses, including share‑based payment expense, license, patent and other intellectual property‑related costs incurred in connection with patent claims and other intellectual property rights conducted at the patent registry offices (for example the United States Patent and Trademark Office (“USPTO”), the EPO or other country‑specific patent registry offices), manufacturing costs of pre‑commercial product used in research, clinical costs, and depreciation of equipment, to the extent that such costs are related to the Group’s research and development activities.

If expenses incurred are associated with the Group’s intellectual property-related activities carried out in the courts to protect, defend and enforce granted patent rights against third parties (excluding activities and proceedings conducted within the USPTO, EPO or other country-specific patent registry offices) (“Court Expenses”) they are classified within general and administrative expenses. Court Expenses incurred for the years ended December 31, 2018, 2017 and 2016 totaled $453,000, $1.2 million and $315,000 respectively.

Capitalized patent and development costs

The Group’s research and development activities have concentrated on the development of unique formulations of DMF for the treatment of immune disorders and include all patent office‑related activities regarding the Company’s patent estate development (e.g., interference proceeding, oppositions and new patent development). For all periods presented herein, the Group did not capitalize patent costs or FP187® development costs and consequently expensed such costs as incurred given the inherent uncertainty in drug development and commercialization.

General and administrative costs

General and administrative costs relate to the administration of the Group and comprise salaries and related expenses, including share‑based payment expense, investor relations, legal and accounting fees, other costs associated with our public listing of ADSs in the United States and depreciation of equipment, to the extent such expenses are related to the Group’s administrative functions as well as Court Expenses. For the year ended December 31, 2017, general and administrative costs include the expenses associated with the Restructuring.

Government grants

Government grants

Income from government grants is recognized when there is reasonable assurance that the grant will be received, all contractual conditions have been complied with and where contingent repayment obligations remain, avoidance of such obligations are within the control of the Group and not probable to occur. When the grant is intended to subsidize costs incurred by the Group, it is recognized as a deduction in reporting the related expense on a systematic basis over the periods to which the costs relate. When the grant subsidizes a capital asset, it is recognized as income in equal amounts over the expected useful life of the related asset. For more information regarding government grants, see Note 6.2.

Current and deferred income taxes

Current and deferred income taxes

Current income tax

Tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities within one year from the date of the statement of financial position. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation or “uncertainty” and establishes provisions where appropriate. To date, there have been no provisions established for uncertain tax positions. The IASB issued IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”) in May 2017. IFRIC 23 is effective on January 1, 2019 and clarifies the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. The future application of IFRIC 23 is not expected to have an effect on the Company’s consolidated financial statements.

Deferred tax

Deferred tax is provided based on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available in the future against which the deductible temporary differences, unused tax credits and unused tax losses can be utilized. Deferred tax assets and deferred tax liabilities of the same tax jurisdiction are offset if a legally enforceable right exists to set off.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re‑assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered. See Note 3.4.

Deferred tax relating to items recognized outside the profit or loss are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

During the period from January 19, 2013 to December 31, 2015, the Company was part of a Danish joint taxation group with Tech Growth Invest ApS (see Note 3.4) and entities under Tech Growth Invest ApS’s control (collectively “Tech Growth”). Under the joint taxation, the Company received a refund equal to the tax benefit realized by Tech Growth from Tech Growth’s partial utilization of the Company’s tax losses at the applicable corporate tax rate to the extent that the tax losses reduced the taxable income of Tech Growth. An entity that was part of Tech Growth experienced a change in ownership on December 31, 2015. As a result of the change in ownership, the year ended December 31, 2015 was the final year in which the Company received a refund equal to the tax benefit realized by Tech Growth from Tech Growth’s partial utilization of the Company’s tax losses.

On January 1, 2016, the Parent became part of a new Danish joint taxation group (“2016 Tax Group”) with NB FP Investment General Partner ApS and Forward Pharma FA ApS. For the year ended December 31, 2017, Operations became member of the 2016 Tax Group on June 30, 2017 (inception) and FWP IP became a member of the 2016 Tax Group on June 30, 2017 (inception) through the date of the Sale (November 22, 2017.) For the year ended December 31, 2018, the Parent, Operations and Forward Pharma FA ApS were part of the 2016 Tax Group.

Equipment

Equipment

Historically equipment included computers, office equipment, furniture and manufacturing equipment. Equipment is reflected in the accompanying financial statements at cost net of accumulated depreciation. Manufacturing equipment owned by the Group was placed in service for the use of Group vendors that provided contract manufacturing services to the Group.

Depreciation is calculated on a straight‑line basis over the expected useful lives of the underlying assets of two to eight years. The residual values of equipment are not material. Except as discussed in Note 4.1, there have been no impairment losses recognized by the Group since the inception of the Company.

The useful life of and method of depreciation of equipment are reviewed by management at least each annually or more often based on changes in facts or circumstances that may result and are adjusted prospectively as changes in accounting estimates. For all periods presented herein, the effect of changes in accounting estimates for equipment were immaterial.

Financial Instruments and the adoption of IFRS 9 Financial Instruments

Financial Instruments and the adoption of IFRS 9 Financial Instruments

Effective January 1, 2018, the Group adopted IFRS 9 Financial Instruments (“IFRS 9”) retrospectively; however, IFRS 9 does not require restatement of prior periods but allows for the cumulative effect of adopting IFRS 9 to be reflected as an adjustment to the Group’s accumulated deficit at January 1, 2018. At the adoption date, and subsequent thereto, the Group did not hold financial instruments where the accounting for such financial instruments changed as the result of adopting IFRS 9. Accordingly, the adoption of IFRS 9 had no effect on the accompanying consolidated financial statements nor was an adjustment made to the Group’s accumulated deficit at January 1, 2018.

For all periods presented herein, the Group did not hold derivative financial instruments nor has there been a change in classification of a financial asset after initial recognition and measurements. Financial instruments are not acquired for trading or speculative purposes.

The basis of presentation of financial assets prior to the adoption of IFRS 9 on January 1, 2018

Initial recognition and measurement

The Group’s financial assets were recognized initially at fair value plus transaction costs that were attributable to the acquisition of the financial asset, if any. Transaction costs were applicable only to the Company’s available-for-sale financial assets.

Subsequent measurement

The Group held financial assets within the following measurement categories:

•	Loans and receivables comprising cash, cash equivalents and other receivables.
•	Available-for-sale financial assets comprising government issued debt instruments.

Loans and receivables were measured at amortised cost using the effective interest rate method. Available-for-sale financial assets were carried at fair value with changes in fair value from period to period recognized in other comprehensive income. Interest income was reported using the effective interest rate method with foreign exchange gains or losses recognized in the consolidated statement of profit and loss within foreign exchange rate gain (loss). Subsequent to October 15, 2017, the Group did not hold available-for-sale financial assets.

Financial asset impairment

The Group assessed at the end of each reporting period whether there had been objective evidence that a financial asset or group of financial assets was impaired. Impairment losses would have been incurred if there was objective evidence of impairment and the evidence indicated that estimated future cash flows would be negatively impacted. For each of the years ended December 31, 2017 and 2016, the Group did not experience an impairment of a financial asset.

The basis of presentation of financial assets subsequent to the adoption of IFRS 9 on January 1, 2018

Initial recognition and measurement

The Group’s financial assets will be recognized initially at fair value. For financial assets acquired that will not be measured at fair value through profit and loss, the initial measure of fair value will include transaction costs.

Subsequent measurement

Financial assets will be classified as either financial assets measured at amortized cost, measured at fair value through profit or loss or measured at fair value through other comprehensive income. The classification will depend on the facts and circumstances at the measurement date and the technical requirements of IFRS 9.

As of and for the year ended December 31, 2018, the only financial assets held by the Group were cash, cash equivalents and receivables. Cash and cash equivalents represent funds available on demand that are measured at cost. Historically, the Group’s receivables are due within a short period of time and Group holds its receivables to collect contractual cash flows, accordingly, the fair value of receivables are based on the undiscounted amount due.

Financial asset impairment

IFRS 9 requires the use of the expected credit loss model (the “Model”) to determine the amount of credit losses. Under the Model, the Group calculates the allowance for losses on a discounted basis based on different default scenarios probability weighted. For the year ended December 31, 2018, credit losses incurred by the Group were insignificant.

Financial Liabilities

Financial Liabilities

The Group's financial liabilities for all periods presented herein include only trade payables. Trade payables relate to the Group’s purchase of products and services from various vendors in the normal course of business with payment terms generally not exceeding 30 days. Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method in the event a vendor has provided extended payment terms to the Group. Historically none of the Group’s vendors have provided extended payment terms and therefore the effective interest method has not been used. The adoption of IFRS 9 had no effect on the Group’s accounting for financial liabilities.

Consolidated statement of cash flow

Consolidated statement of cash flow

The consolidated statement of cash flows is presented using the indirect method. The consolidated statement of cash flows shows cash flows resulting from operating activities, investing activities and financing activities, and the Group’s cash and cash equivalents at the beginning and end of the year.

Cash flows used in operating activities primarily comprise the operating results, before tax, for the year adjusted for non-cash items, such as share-based compensation, foreign exchange gains and losses, depreciation, changes in working capital and cash flows for interest and taxes.

Cash flows from investing activities are comprised primarily of payments relating to equipment purchases and the maturity of available-for-sale financial assets.

Cash flows from financing activities are comprised of proceeds from the repurchase of equity awards, share issuances and the Capital Reduction see Notes 3.3 and 5.1.